Performance Management - Global Secured Options Portfolio	Oct. 31, 2025
Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	22.48%	10.44%	7.70%
Return After Taxes on Distributions	20.66%	7.80%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.02%	7.38%	4.19%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%

[1] In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Global Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes - Advisor Shares	22.48%	10.44%	7.70%
Return After Taxes on Distributions	20.66%	7.80%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.02%	7.38%	4.19%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%

[1] In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.